Risk/Return Summary - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund	Jul. 30, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .